UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Report to Shareholders.

(a) The Reports to Shareholders are attached herewith.

SPDR Galaxy Digital Asset Ecosystem ETF

DECO

Principal Listing Exchange: Nasdaq Regular Market

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about the SPDR Galaxy Digital Asset Ecosystem ETF (the "Fund") for the period of September 10, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Galaxy Digital Asset Ecosystem ETF	$10	0.65%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 10/31/2024

Statistic	Value
Total Net Assets	$6,635,923
Number of Portfolio Holdings	29
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$5,517

What did the Fund invest in as of 10/31/2024?

Top Ten Industry

Industry	% Value of Total Net Assets
Software	41.1%
Semiconductors & Semiconductor Equipment	17.8%
Banks	11.6%
Financial Services	7.6%
Mutual Funds and Exchange Traded Products	5.4%
IT Services	3.6%
Interactive Media & Services	3.5%
Electrical Equipment	3.5%
Electronic Equipment, Instruments & Components	3.0%
Technology Hardware, Storage & Peripherals	2.5%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Cipher Mining, Inc.	10.4%
Terawulf, Inc.	8.3%
Riot Platforms, Inc.	5.7%
Fidelity Wise Origin Bitcoin Fund	5.3%
Hut 8 Corp.	5.3%
MicroStrategy, Inc., Class A	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Micron Technology, Inc.	4.0%
Bitfarms Ltd.	3.8%
Core Scientific, Inc.	3.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR DECO

SPDR Galaxy Hedged Digital Asset Ecosystem ETF

HECO

Principal Listing Exchange: Nasdaq Regular Market

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about the SPDR Galaxy Hedged Digital Asset Ecosystem ETF (the "Fund") for the period of September 10, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Galaxy Hedged Digital Asset Ecosystem ETF	$14	0.85%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 10/31/2024

Statistic	Value
Total Net Assets	$124,007,282
Number of Portfolio Holdings	59
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$138,447

What did the Fund invest in as of 10/31/2024?

Top Ten Industry

Industry	% Value of Total Net Assets
Software	41.2%
Semiconductors & Semiconductor Equipment	18.2%
Banks	11.1%
Financial Services	7.8%
Mutual Funds And Exchange Traded Products	5.3%
Electrical Equipment	3.6%
IT Services	3.5%
Interactive Media & Services	3.2%
Electronic Equipment, Instruments & Components	3.2%
Technology Hardware, Storage & Peripherals	2.6%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Cipher Mining, Inc.	10.4%
Terawulf, Inc.	8.3%
Riot Platforms, Inc.	5.7%
Hut 8 Corp.	5.4%
MicroStrategy, Inc., Class A	5.4%
ProShares Bitcoin ETF	5.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Micron Technology, Inc.	4.1%
Bitfarms Ltd.	3.8%
Vertiv Holdings Co., Class A	3.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR HECO

SPDR Galaxy Transformative Tech Accelerators ETF

TEKX

Principal Listing Exchange: Nasdaq Regular Market

Annual Shareholder Report

October 31, 2024

This annual shareholder report contains important information about the SPDR Galaxy Transformative Tech Accelerators ETF (the "Fund") for the period of September 10, 2024 (commencement of operations) to October 31, 2024. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPDR Galaxy Transformative Tech Accelerators ETF	$10	0.65%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Performance information is not provided since the Fund has less than six months of operations.

Key Fund Statistics as of 10/31/2024

Statistic	Value
Total Net Assets	$6,142,664
Number of Portfolio Holdings	34
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$5,387

What did the Fund invest in as of 10/31/2024?

Top Ten Industry

Industry	% Value of Total Net Assets
Software	27.0%
Semiconductors & Semiconductor Equipment	15.9%
Electrical Equipment	12.4%
Electronic Equipment, Instruments & Components	7.5%
Electric Utilities	7.3%
Oil, Gas & Consumable Fuels	5.0%
IT Services	4.1%
Specialized REITs	3.3%
Real Estate Management & Development	3.2%
Interactive Media & Services	3.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Cipher Mining, Inc.	10.2%
Terawulf, Inc.	9.1%
NRG Energy, Inc.	4.5%
Micron Technology, Inc.	4.3%
Core Scientific, Inc.	4.1%
Schneider Electric SE	3.5%
Hubbell, Inc.	3.3%
Equinix, Inc.	3.3%
Landbridge Co. LLC, Class A	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR AR TEKX

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Kristi Rowsell, James Ross, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal year ending October 31, 2024, the aggregate audit fees billed for professional services rendered by the registrant’s principal accountant, Ernst & Young, LLP (“EY”), were $101,717. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal year ending October 31, 2024, EY did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal year ending October 31, 2024, the aggregate tax fees billed for professional services rendered by EY were $11,538. Tax fees represent services related to the review of year-end distribution requirements.

(d) All Other Fees.

For the fiscal year ended October 31, 2024, there were no fees billed for professional services rendered by EY for products and services provided by EY to the Trust, other than the services reported in paragraphs (a)through (c).

For the fiscal year ended October 31, 2024, the aggregate fees for professional services rendered by EY for products and services provided by EY to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,556,710.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by EY for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2024 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)
Investment Adviser:	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18,5
Tax Fees	$3.2
All Other Fees	$15.0

(1)	Information is for the calendar year 2024.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) EY notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining EY’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the Trust in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Carolyn Clancy, Clare Richer, James Ross, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Annual Financial Statements and Other Information
October 31, 2024
SSGA Active Trust
SPDR Galaxy Transformative Tech Accelerators ETF
SPDR Galaxy Digital Asset Ecosystem ETF
SPDR Galaxy Hedged Digital Asset Ecosystem ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com. Please read the prospectus carefully before you invest.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

SPDR GALAXY TRANSFORMATIVE TECH ACCELERATORS ETF
SCHEDULE OF INVESTMENTS
October 31, 2024

Security Description	Shares	Value
COMMON STOCKS — 98.3%
ELECTRIC UTILITIES — 7.3%
Constellation Energy Corp.	638	$167,768
NRG Energy, Inc.	3,072	277,709
		445,477
ELECTRICAL EQUIPMENT — 12.4%
Eaton Corp. PLC	547	181,374
nVent Electric PLC	2,519	187,842
Schneider Electric SE	825	212,451
Vertiv Holdings Co. Class A	1,648	180,110
		761,777
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.5%
Amphenol Corp. Class A	1,653	110,784
Coherent Corp. (a)	1,615	149,291
Hubbell, Inc.	477	203,693
		463,768
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.7%
Vistra Corp.	1,350	168,696
INTERACTIVE MEDIA & SERVICES — 3.1%
Alphabet, Inc. Class A	345	59,033
Meta Platforms, Inc. Class A	236	133,949
		192,982
IT SERVICES — 4.1%
Core Scientific, Inc. (a)	18,732	248,948
METALS & MINING — 2.3%
Freeport-McMoRan, Inc.	3,154	141,993
MULTI-UTILITIES — 1.9%
Public Service Enterprise Group, Inc.	1,301	116,322
OIL, GAS & CONSUMABLE FUELS — 5.0%
Devon Energy Corp.	1,600	61,888
EOG Resources, Inc.	670	81,713
Exxon Mobil Corp.	1,406	164,193
		307,794
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.2%
Landbridge Co. LLC Class A (a)	3,541	198,650
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.9%
Advanced Micro Devices, Inc. (a)	679	97,823
First Solar, Inc. (a)	943	183,395
Intel Corp.	5,219	112,313
Lam Research Corp.	1,790	133,086
Security Description	Shares	Value
Micron Technology, Inc.	2,620	$261,083
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,005	191,493
		979,193
SOFTWARE — 27.0%
Bitfarms Ltd. (a)	90,470	174,155
Cipher Mining, Inc. (a)	127,708	629,600
Microsoft Corp.	271	110,121
Riot Platforms, Inc. (a)	19,554	180,679
Terawulf, Inc. (a)	86,136	561,607
		1,656,162
SPECIALIZED REITs — 3.3%
Equinix, Inc. REIT	222	201,594
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Western Digital Corp. (a)	2,413	157,593
TOTAL COMMON STOCKS (Cost $5,085,811)		6,040,949
CLOSED END FUNDS — 1.3%
INVESTMENT COMPANY SECURITIES — 1.3%
Sprott Physical Uranium Trust (Cost $85,892)	4,381	80,740
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4,86% (b) (c) (Cost $23,313)	23,313	23,313
TOTAL INVESTMENTS — 100.0% (Cost $5,195,016)		6,145,002
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(2,338)
NET ASSETS — 100.0%		$6,142,664
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended October 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at October 31, 2024.
(d)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR GALAXY TRANSFORMATIVE TECH ACCELERATORS ETF
SCHEDULE OF INVESTMENTS  (continued)
October 31, 2024

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of October 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,040,949	$—	$—	$6,040,949
Short-Term Investment	23,313	—	—	23,313
Closed End Funds	80,740	—	—	80,740
TOTAL INVESTMENTS	$6,145,002	$—	$—	$6,145,002

Affiliate Table
	Number of Shares Held at 9/10/24*	Value at 9/10/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 10/31/24	Value at 10/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$430,213	$406,900	$—	$—	23,313	$23,313	$273
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR GALAXY DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS
October 31, 2024

Security Description	Shares	Value
COMMON STOCKS — 94.2%
BANKS — 11.6%
Blackrock, Inc.	150	$147,154
CME Group, Inc.	601	135,441
JPMorgan Chase & Co.	779	172,876
Morgan Stanley	1,339	155,659
Robinhood Markets, Inc. Class A (a)	6,653	156,279
		767,409
ELECTRICAL EQUIPMENT — 3.5%
Vertiv Holdings Co. Class A	2,120	231,695
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Coherent Corp. (a)	2,168	200,410
FINANCIAL SERVICES — 7.6%
Block, Inc. (a)	2,564	185,429
Mastercard, Inc. Class A	303	151,376
Visa, Inc. Class A	591	171,301
		508,106
INTERACTIVE MEDIA & SERVICES — 3.5%
Alphabet, Inc. Class A	358	61,257
Meta Platforms, Inc. Class A	303	171,977
		233,234
IT SERVICES — 3.6%
Core Scientific, Inc. (a)	17,839	237,080
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.8%
Advanced Micro Devices, Inc. (a)	1,140	164,240
Intel Corp.	5,228	112,507
Micron Technology, Inc.	2,682	267,261
NVIDIA Corp.	1,489	197,680
Onto Innovation, Inc. (a)	721	142,996
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,573	299,719
		1,184,403
SOFTWARE — 41.1%
Bitfarms Ltd. (a)	130,104	250,450
Security Description	Shares	Value
Cipher Mining, Inc. (a)	139,473	$687,602
Cleanspark, Inc. (a)	14,342	152,168
Hut 8 Corp. (a)	22,439	354,312
MicroStrategy, Inc. Class A (a)	1,441	352,324
Riot Platforms, Inc. (a)	40,853	377,482
Terawulf, Inc. (a)	84,659	551,977
		2,726,315
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.5%
Western Digital Corp. (a)	2,515	164,255
TOTAL COMMON STOCKS (Cost $5,089,512)		6,252,907
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 5.3%
Fidelity Wise Origin Bitcoin Fund (Cost $299,614)	5,805	354,511
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4,86% (b) (c) (Cost $71,452)	71,452	71,452
TOTAL INVESTMENTS — 100.6% (Cost $5,460,578)		6,678,870
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(42,947)
NET ASSETS — 100.0%		$6,635,923
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended October 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at October 31, 2024.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of October 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,252,907	$—	$—	$6,252,907
Mutual Funds and Exchange Traded Products	354,511	—	—	354,511
Short-Term Investment	71,452	—	—	71,452
TOTAL INVESTMENTS	$6,678,870	$—	$—	$6,678,870
See accompanying notes to financial statements.

SPDR GALAXY DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS  (continued)
October 31, 2024

Affiliate Table
	Number of Shares Held at 9/10/24*	Value at 9/10/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 10/31/24	Value at 10/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$210,440	$138,988	$—	$—	71,452	$71,452	$231
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS
October 31, 2024

Security Description	Shares	Value
COMMON STOCKS — 94.4%
BANKS — 11.1%
Blackrock, Inc.	2,791	$2,738,055
CME Group, Inc.	8,400	1,893,024
JPMorgan Chase & Co.	14,901	3,306,830
Morgan Stanley	25,018	2,908,342
Robinhood Markets, Inc. Class A (a)	126,390	2,968,901
		13,815,152
ELECTRICAL EQUIPMENT — 3.6%
Vertiv Holdings Co. Class A	40,279	4,402,092
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.2%
Coherent Corp. (a)	42,348	3,914,649
FINANCIAL SERVICES — 7.8%
Block, Inc. (a)	48,262	3,490,308
Mastercard, Inc. Class A	5,699	2,847,163
Visa, Inc. Class A	11,317	3,280,233
		9,617,704
INTERACTIVE MEDIA & SERVICES — 3.2%
Alphabet, Inc. Class A	5,654	967,456
Meta Platforms, Inc. Class A	5,328	3,024,066
		3,991,522
IT SERVICES — 3.5%
Core Scientific, Inc. (a)	331,101	4,400,332
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.2%
Advanced Micro Devices, Inc. (a)	21,191	3,052,988
Intel Corp.	104,166	2,241,652
Micron Technology, Inc.	50,568	5,039,101
NVIDIA Corp.	28,304	3,757,639
Onto Innovation, Inc. (a)	13,790	2,734,971
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	30,228	5,759,643
		22,585,994
SOFTWARE — 41.2%
Bitfarms Ltd. (a)	2,429,150	4,676,114
Cipher Mining, Inc. (a)	2,607,215	12,853,570
Cleanspark, Inc. (a)	268,789	2,851,851
Hut 8 Corp. (a)	426,068	6,727,614
MicroStrategy, Inc. Class A (a)	27,194	6,648,933
Riot Platforms, Inc. (a)	761,279	7,034,218
Terawulf, Inc. (a)	1,584,887	10,333,463
		51,125,763
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Western Digital Corp. (a)	50,006	$3,265,892
TOTAL COMMON STOCKS (Cost $94,901,955)		117,119,100
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 5.3%
ProShares Bitcoin ETF (Cost $5,852,164)	329,464	6,549,744
PUT OPTIONS PURCHASED — 0.5%
Advanced Micro Devices, Inc.	21,800	25,506
Alphabet, Inc.	5,600	896
Block, Inc.	48,200	19,039
Cleanspark, Inc.	268,700	60,457
CME Group, Inc.	10,600	3,975
MARA Holdings, Inc.	280,000	232,400
Micron Technology, Inc.	25,300	53,763
NVIDIA Corp.	28,300	10,188
ProShares Bitcoin ETF	255,000	17,850
Robinhood Markets, Inc.	126,300	53,678
Taiwan Semiconductor Manufacturing Co. Ltd.	30,200	88,184
Vertiv Holdings Co.	40,200	5,025
TOTAL PURCHASED OPTIONS (Cost $512,227)		570,961
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4,86% (b) (c) (Cost $252,344)	252,344	252,344
TOTAL INVESTMENTS — 100.4% (Cost $101,518,690)		124,492,149
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(484,867)
NET ASSETS — 100.0%		$124,007,282
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended October 31, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at October 31, 2024.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

See accompanying notes to financial statements.

SPDR GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS  (continued)
October 31, 2024

The Fund had the following Written Call Options contracts at October 31, 2024 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
Alphabet, Inc.	N/A	USD 180	11/15/2024	(56)	USD (1,008,000)	$ (7,112)	$(7,014)	$(98)
Mastercard, Inc.	N/A	USD 550	12/20/2024	(56)	USD (3,080,000)	(9,716)	(30,469)	20,753
Morgan Stanley	N/A	USD 130	12/20/2024	(250)	USD (3,250,000)	(22,875)	(30,680)	7,805
Cleanspark, Inc.	N/A	USD 17	11/15/2024	(2,687)	USD (4,567,900)	(44,336)	(168,959)	124,623
Visa, Inc.	N/A	USD 310	12/20/2024	(113)	USD (3,503,000)	(23,730)	(27,290)	3,560
Robinhood Markets, Inc.	N/A	USD 33	11/15/2024	(1,263)	USD (4,167,900)	(4,421)	(65,150)	60,729
Coherent Corp.	N/A	USD 130	11/15/2024	(423)	USD (5,499,000)	(10,575)	(23,634)	13,059
NVIDIA Corp.	N/A	USD 165	11/15/2024	(283)	USD (4,669,500)	(4,527)	(18,672)	14,145
Taiwan Semiconductor Manufacturing Co. Ltd.	N/A	USD 220	11/15/2024	(302)	USD (6,644,000)	(16,459)	(86,110)	69,651
Intel Corp.	N/A	USD 27	11/15/2024	(1,041)	USD (2,810,700)	(30,709)	(43,969)	13,260
Micron Technology, Inc.	N/A	USD 130	11/15/2024	(430)	USD (5,590,000)	(1,935)	(28,305)	26,370
Block, Inc.	N/A	USD 90	11/15/2024	(482)	USD (4,338,000)	(29,161)	(43,041)	13,880
Vertiv Holdings Co.	N/A	USD 145	11/15/2024	(402)	USD (5,829,000)	(12,060)	(38,894)	26,834
Bitfarms Ltd.	N/A	USD 3	11/15/2024	(8,249)	USD (2,474,700)	(41,245)	(24,514)	(16,731)
MicroStrategy, Inc.	N/A	USD 295	11/15/2024	(178)	USD (5,251,000)	(143,735)	(122,999)	(20,736)
Terawulf, Inc.	N/A	USD 9	11/15/2024	(8,725)	USD (7,852,500)	(174,500)	(166,799)	(7,701)
Western Digital Corp.	N/A	USD 80	11/15/2024	(500)	USD (4,000,000)	(6,250)	(21,985)	15,735
Core Scientific, Inc.	N/A	USD 19	12/20/2024	(1,890)	USD (3,591,000)	(47,250)	(52,545)	5,295
						(630,596)	(1,001,029)	$370,433

During the period ended October 31, 2024, the average notional value related to written option contracts was $1,033,508.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of October 31, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$117,119,100	$—	$—	$117,119,100
Mutual Funds and Exchange Traded Products	6,549,744	—	—	6,549,744
Put Options Purchased	570,961	—	—	570,961
Short-Term Investment	252,344	—	—	252,344
TOTAL INVESTMENTS	$124,492,149	$—	$—	$124,492,149
OTHER FINANCIAL INSTRUMENTS:
Call Options Written - Unrealized Appreciation	$415,699	$—	$—	$415,699
Call Options Written - Unrealized Depreciation	(45,266)	—	—	(45,266)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$370,433	$—	$—	$370,433
See accompanying notes to financial statements.

SPDR GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF  INVESTMENTS  (continued)
October 31, 2024

Affiliate Table
	Number of Shares Held at 9/10/24*	Value at 9/10/24*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 10/31/24	Value at 10/31/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$8,375,543	$8,123,199	$—	$—	252,344	$252,344	$5,164
*	Commencement of operations.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2024

	SPDR Galaxy Transformative Tech Accelerators ETF	SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
ASSETS
Investments in unaffiliated issuers, at value	$6,121,689	$6,607,418	$124,239,805
Investments in affiliated issuers, at value	23,313	71,452	252,344
Total Investments	6,145,002	6,678,870	124,492,149
Net cash at broker	—	—	197,567
Receivable for investments sold	24,459	—	781,187
Dividends receivable — unaffiliated issuers	952	1,439	26,903
Dividends receivable — affiliated issuers	76	128	2,330
TOTAL ASSETS	6,170,489	6,680,437	125,500,136
LIABILITIES
Payable for investments purchased	24,575	41,103	781,690
Written Options at value	—	—	630,596
Advisory fee payable	3,245	3,406	80,459
Trustees’ fees and expenses payable	5	5	109
TOTAL LIABILITIES	27,825	44,514	1,492,854
NET ASSETS	$6,142,664	$6,635,923	$124,007,282
NET ASSETS CONSIST OF:
Paid-in capital	$5,000,000	$5,274,111	$100,000,000
Total distributable earnings (loss)	1,142,664	1,361,812	24,007,282
NET ASSETS	$6,142,664	$6,635,923	$124,007,282
NET ASSET VALUE PER SHARE
Net asset value per share	$30.71	$31.60	$31.00
Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000	210,000	4,000,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,171,703	$5,389,126	$101,266,346
Investments in affiliated issuers	23,313	71,452	252,344
Total cost of investments	$5,195,016	$5,460,578	$101,518,690
Written Option Contracts Premium Received	$—	$—	$1,001,029
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the period September 10, 2024* through October 31, 2024

	SPDR Galaxy Transformative Tech Accelerators ETF	SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$5,025	$4,228	$366,833
Dividend income — affiliated issuers	273	231	5,164
Foreign taxes withheld	(142)	(197)	(4,045)
TOTAL INVESTMENT INCOME (LOSS)	5,156	4,262	367,952
EXPENSES
Advisory fee	5,387	5,517	138,447
Trustees’ fees and expenses	7	6	143
TOTAL EXPENSES	5,394	5,523	138,590
NET INVESTMENT INCOME (LOSS)	$(238)	$(1,261)	$229,362
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	192,916	144,777	3,044,725
Purchased Options	—	—	(391,395)
Written Options	—	—	(2,219,302)
Net realized gain (loss)	192,916	144,777	434,028
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	949,986	1,218,292	22,973,459
Written Options	—	—	370,433
Net change in unrealized appreciation/depreciation	949,986	1,218,292	23,343,892
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,142,902	1,363,069	23,777,920
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,142,664	$1,361,808	$24,007,282

*	Commencement of operations
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the period September 10, 2024* through October 31, 2024

	SPDR Galaxy Transformative Tech Accelerators ETF	SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(238)	$(1,261)	$229,362
Net realized gain (loss)	192,916	144,777	434,028
Net change in unrealized appreciation/depreciation	949,986	1,218,292	23,343,892
Net increase (decrease) in net assets resulting from operations	1,142,664	1,361,808	24,007,282
Net equalization credits and charges	—	(55)	—
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	5,000,000	5,274,115	100,000,000
Net income equalization	—	55	—
Net increase (decrease) in net assets from beneficial interest transactions	5,000,000	5,274,170	100,000,000
Net increase (decrease) in net assets during the period	6,142,664	6,635,923	124,007,282
Net assets at beginning of period	—	—	—
NET ASSETS AT END OF PERIOD	$6,142,664	$6,635,923	$124,007,282
SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	210,000	4,000,000
Net increase (decrease) from share transactions	200,000	210,000	4,000,000

*	Commencement of operations
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR Galaxy Transformative Tech Accelerators ETF
For the Period 9/10/24*- 10/31/24
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00)(b)
Net realized and unrealized gain (loss) (c)	5.71
Total from investment operations	5.71
Net asset value, end of period	$30.71
Total return (d)	22.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,143
Ratios to average net assets:
Total expenses	0.65%(e)
Net investment income (loss)	(0.03)%(e)
Portfolio turnover rate (f)	28%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)
For the Period 9/10/24*- 10/31/24
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)
Net realized and unrealized gain (loss) (b)	6.61
Total from investment operations	6.60
Net equalization credits and charges (a)	(0.00)(c)
Net asset value, end of period	$31.60
Total return (d)	26.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,636
Ratios to average net assets:
Total expenses	0.65%(e)
Net investment income (loss)	(0.15)%(e)
Portfolio turnover rate (f)	28%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.00005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
For the Period 9/10/24*- 10/31/24
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.06
Net realized and unrealized gain (loss) (b)	5.94
Total from investment operations	6.00
Net asset value, end of period	$31.00
Total return (c)	23.99%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$124,007
Ratios to average net assets:
Total expenses	0.85%(d)
Net investment income (loss)	1.41%(d)
Portfolio turnover rate (e)	28%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
October 31, 2024

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of October 31, 2024, the Trust consists of seventeen (17) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”) and their respective wholly-owned subsidiary, if applicable. Each such wholly-owned subsidiary is an exempted limited company organized under the laws of the Cayman Islands (each, a "Subsidiary" and collectively the "Subsidiaries"):
Fund	Wholly-owned Subsidiary
SPDR Galaxy Transformative Tech Accelerators ETF	N/A
SPDR Galaxy Digital Asset Ecosystem ETF	State Street Digital Asset Ecosystem Cayman Ltd.
SPDR Galaxy Hedged Digital Asset Ecosystem ETF	State Street Hedged Digital Asset Ecosystem Cayman Ltd.
The Funds were formed on September 9, 2024 and commenced operations on September 10, 2024. Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
The SPDR Galaxy Digital Asset Ecosystem ETF and SPDR Galaxy Hedged Digital Asset Ecosystem ETF consolidate their investments in the Subsidiaries. All material intercompany balances and transactions have been eliminated.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2024

are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Options are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund's investments according to the  fair value hierarchy as of October 31, 2024, is disclosed in each Fund's respective (Consolidated) Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2024

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain(loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss)are disclosed separately.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Risks associated with Derivatives
Derivative financial instruments involve to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When a Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of a Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for a Fund's derivative positions at any time and may impact the Fund's ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement a Fund's performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. A Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.
Options Contracts
The Funds may purchase and write (sell) call and put options on futures. Options on futures give the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund is required to make a good faith margin deposit in cash or U.S. government securities (or other eligible collateral) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2024

The following tables summarize the value of the Funds' derivative instruments as of October 31, 2024, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Purchased Options	$—	$—	$—	$570,961	$—	$570,961
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Written Options	$—	$—	$—	$630,596	$—	$630,596
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Written Options	$—	$—	$—	$(2,219,302)	$—	$(2,219,302)
Purchased Options	—	—	—	(391,395)	—	(391,395)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)
Written Options	$—	$—	$—	$370,433	$—	$370,433
Purchased Options (a)	—	—	—	58,734	—	58,734
(a)	Statement of Operations location: Net change in unrealized appreciation/depreciation on Investments — unaffiliated issuers.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Galaxy Transformative Tech Accelerators ETF	0.65%
SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	0.65
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	0.90*
*	The Advisory fees were reduced for the SPDR Galaxy Hedged Digital Asset Ecosystem ETF by the acquired fund fees and expenses for the period ended October, 31, 2024, the net annualized advisory fee was 0.85%.

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2024

With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser pays all expenses of the Fund other than the management fee, acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses.
Galaxy Digital Capital Management LP receives fees for its services as the Sub-Adviser to the Funds from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended October 31, 2024, are disclosed in the (Consolidated) Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended October 31, 2024 were as follows:
	Other Securities
	Purchases	Sales
SPDR Galaxy Transformative Tech Accelerators ETF	$6,618,320	$1,639,534
SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	6,708,571	1,721,626
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	130,979,466	33,270,071
For the year ended October 31, 2024, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Galaxy Transformative Tech Accelerators ETF	$—	$—	$—
SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	257,403	—	—
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	—	—	—

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2024

7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of each Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to wash sales, straddles, and income and/or gains derived from the Cayman subsidiary.
SPDR Galaxy Digital Asset Ecosystem ETF and SPDR Galaxy Hedged Digital Asset Ecosystem ETF gain exposure to spot crypto assets and crypto asset futures by investing in their respective wholly-owned Subsidiary. Each Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, SPDR Galaxy Digital Asset Ecosystem ETF and SPDR Galaxy Hedged Digital Asset Ecosystem ETF will include in its taxable income its share of its wholly-owned Subsidiary’s income and capital gains, to the extent of its earnings and profits. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.
At October 31, 2024, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Galaxy Transformative Tech Accelerators ETF	$192,678	$—	$—	$949,986	$1,142,664
SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	144,765	—	—	1,217,047	1,361,812
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	2,595,789	—	—	21,411,493	24,007,282

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2024

As of October 31, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Galaxy Transformative Tech Accelerators ETF	$5,195,016	$1,003,718	$53,732	$949,986
SPDR Galaxy Digital Asset Ecosystem ETF (Consolidated)	5,461,823	1,239,709	22,662	1,217,047
SPDR Galaxy Hedged Digital Asset Ecosystem ETF (Consolidated)	102,450,060	21,859,989	448,496	21,411,493
9.    Risks
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
Equity Investing Risk
The market prices of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Digital Asset Ecosystem Companies Risk
Digital Asset Ecosystem Companies may use digital asset technologies or may provide products or services involved in the operation of the technology. The technology relating to digital assets, including blockchain and crypto assets, is new and developing and the risks associated with digital assets may not fully emerge until the technology is widely used. There is no assurance that widespread adoption of blockchain technology and crypto assets will occur, and the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchain technology or crypto assets, which could have an adverse impact on the Digital Asset Ecosystem and a fund. Because the stock prices of these companies and the prices of crypto assets can be highly correlated, the success of a fund’s strategy may be limited given that the operations of companies in the blockchain and crypto asset industries are expected to be significantly affected by the overall sentiment related to, and the use of and investment in, blockchain technology and crypto assets. Certain features of digital asset technologies, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack. Restrictions imposed by governments on crypto asset-related activities may adversely impact blockchain companies and, in turn, a fund. Digital Asset Ecosystem companies may rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies, and may be adversely affected by loss or impairment of those rights, which may also reduce confidence in the viability of a digital asset. Because digital asset platforms, including crypto asset trading platforms, may operate across many national boundaries and regulatory jurisdictions, it is possible that they may be subject to widespread and inconsistent regulation. A significant disruption of internet connectivity affecting large numbers of users could impede the functionality of these technologies and adversely affect Digital Asset Ecosystem companies. In addition, these companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Digital asset systems built using third party products may be subject to technical defects or vulnerabilities beyond a company’s control. Digital Asset Ecosystem companies are subject to more volatility than companies that do not rely as heavily on such technology. In addition, Digital Asset Ecosystem companies may be smaller, less-seasoned companies that may be more volatile than the overall market. These companies may engage in other lines of business unrelated to these activities and these lines of business could adversely affect their operating results. Digital Asset Ecosystem companies may also be impacted by the risks associated with crypto asset and crypto asset markets generally, as

SSGA ACTIVE TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS  (continued)
October 31, 2024

discussed in the Crypto Asset Risk discussion herein.
Transformative Tech Accelerator Companies Risk
Transformative Tech Accelerators are engaged in emerging industries and/or new technologies that may be unproven. Transformative Tech Accelerators are vulnerable to rapid changes in product cycles, and may have limited product lines, markets, financial resources or personnel.
Transformative Tech Accelerators typically face intense competition and potentially rapid product and service obsolescence. These companies also may rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies, and may be adversely affected by loss or impairment of those rights. Transformative Tech Accelerators may engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. Additionally, these companies are subject to government regulations that may impact their profitability. Companies that rely heavily on technology tend to be more volatile than the overall market and are subject to additional risks specific to their industries. Transformative Tech Accelerators are also potential targets for cyber attacks, which may have a materially adverse impact on the performance of these companies.
Counterparty Risk
Each Fund will be subject to credit risk with respect to the counterparties with which a Fund enters into derivatives instruments, as well as other transactions. If a counterparty fails to meet its contractual obligations, a Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If a Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SSGA ACTIVE TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of SPDR Galaxy Transformative Tech Accelerators ETF, SPDR Galaxy Digital Asset Ecosystem ETF and SPDR Galaxy Hedged Digital Asset Ecosystem ETF and the Board of Trustees of SSGA Active Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of SPDR Galaxy Transformative Tech Accelerators ETF (one of the series constituting the SSGA Active Trust (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for the period from September 10, 2024 (commencement of operations) through October 31, 2024, and the related notes (collectively, referred to as the “financial statements”). We have audited the accompanying consolidated statements of assets and liabilities of SPDR Galaxy Digital Asset Ecosystem ETF and SPDR Galaxy Hedged Digital Asset Ecosystem ETF (collectively, together with SPDR Galaxy Transformative Tech Accelerators ETF, referred to as the “Funds”) (two of the series constituting the Trust), including the consolidated schedules of investments, as of October 31, 2024, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for the period from September 10, 2024 (commencement of operations) through October 31, 2024, and the related notes (collectively, together with the financial statements of SPDR Galaxy Transformative Tech Accelerators ETF, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position, or the consolidated financial position, of each of the Funds (three of the series constituting the SSGA Active Trust) at October 31, 2024, and the results, or the consolidated results, of their operations, the changes, or the consolidated changes, in net assets and their financial highlights, or their consolidated financial highlights for the period from September 10, 2024 (commencement of operations) through October 31, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies from brokers and others were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
December 20, 2024

SSGA ACTIVE TRUST
OTHER INFORMATION
October 31, 2024 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended October 31, 2024.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended October 31, 2024, are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.

SSGA ACTIVE TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract
October 31, 2024 (Unaudited)

Approval of Investment Advisory Agreements
 At a meeting held on August 13-15, 2024, the Board of Trustees (the “Board”) of SSGA Active Trust (“SSAT” or the “Trust”) evaluated proposal to initially approve the Investment Advisory Agreement (the “Advisory Agreement”) between SSAT and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the following series of SSAT: SPDR Galaxy Digital Asset Ecosystem ETF, SPDR Galaxy Hedged Digital Asset Ecosystem ETF and SPDR Galaxy Transformative Tech Accelerators ETF (each ETF named hereunder, a “New ETF” and, collectively, the “New ETFs”)) (each an “Advisory Agreement”, and collectively the “Advisory Agreements” or “Agreements”). The Trustees who are not “interested persons” of the Trusts within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
 To evaluate the Advisory Agreements, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Advisory Agreements, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs currently under the Agreements, the proposed cost of those services in relation to the services to be provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with each New ETF, and extent to which economies of scale would be shared as each New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreements and the Adviser’s responsibilities for managing investment operations of each New ETF in accordance with each New ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of each New ETF as an exchange-traded fund and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, and regulatory compliance of each New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each New ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively-managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers, as applicable.
 Fees Charged to Comparable Funds
The Board evaluated each New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds– i.e., exchange-traded funds that are actively managed with respect to the series of SSAT. The Board reviewed the universe of similar exchange-traded funds for each New ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between each New ETF’s fee and fees paid by similar funds.
 Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not currently maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
 Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each New ETF’s assets grow in size. The Board noted that the advisory fee rate for each New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for each New ETF by fixing a

SSGA ACTIVE TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract  (continued)
October 31, 2024 (Unaudited)

relatively low advisory fees, effectively sharing the benefits of lower fees with each New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as each New ETF grows in size and assess whether fee breakpoints may be warranted.
 Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Advisory Agreements for the New ETFs. In approving the Advisory Agreements, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the approval of each Advisory Agreement is in the best interests of the New ETFs and their shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to each New ETF were appropriate; (b) the Adviser’s unitary fee for each New ETF, considered in relation to the services expected to be provided, and in relation to the fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions. The Independent Trustees were advised by their independent counsel throughout the process.
 Approval of Galaxy Digital Capital Management LP (“Galaxy”) Investment Sub-Advisory Agreement
 At a meeting held on August 13-15, 2024, the Board also evaluated a proposal related to the initial approval of a sub-advisory arrangement (the “Galaxy Sub-Advisory Agreement”) between the Adviser and Galaxy Digital Capital Management LP (“Galaxy”), with respect to SPDR Galaxy Digital Asset Ecosystem ETF, SPDR Galaxy Hedged Digital Asset Ecosystem ETF and SPDR Galaxy Transformative Tech Accelerators ETF sub-advised by Galaxy (each a “New Galaxy ETF”). The Independent Trustees also met separately to consider the Galaxy Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
 To evaluate the Galaxy Sub-Advisory Agreement, the Board requested, and Galaxy and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Galaxy Sub-Advisory Agreement, the Board considered various factors, including the nature, extent and quality of services provided by Galaxy with respect to each New Galaxy ETF under the Galaxy Sub-Advisory Agreement. The Board was informed of the portion of the current advisory fee that the Adviser would pay to Galaxy under the Galaxy Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by each New Galaxy ETF.
 The Board considered the background and experience of Galaxy’s senior management and, in particular, Galaxy’s experience in investing in assets similar to those that would be invested in by each New Galaxy ETF. The Board also considered the unique nature of certain of the proposed investments of the New Galaxy ETFs and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to the New Galaxy ETFs. The Board also considered the unitary fee paid to the Adviser by each New Galaxy ETF and the fact that Galaxy’s fees are paid by the Adviser. The Board also considered whether Galaxy benefited in other ways from its relationship with the Trust.
 After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Galaxy Sub-Advisory Agreement between Galaxy and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Galaxy Sub-Advisory Agreement for each New Galaxy ETF. In approving the Galaxy Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that, with respect to each New Galaxy ETF, the terms of the Galaxy Sub-Advisory Agreement are fair and reasonable and in the best interests of each New Galaxy ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Galaxy with respect to each New Galaxy ETF were appropriate; (b) Galaxy’s fees for each New Galaxy ETF and the unitary fee, considered in relation to the services provided, were reasonable; (c) any additional potential benefits to Galaxy were not of a magnitude to materially affect the Board’s conclusions; and (d) the fees paid to Galaxy is adequately shared the economies of scale with each New Galaxy ETF by way of the relatively low fee structure of the Trust.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1)	Code of Ethics referred to in Item 2.

(a)(2)	Not applicable to the registrant.

(a)(3)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4)	Not applicable to the registrant.

(a)(5)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	January 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	January 2, 2025

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	January 2, 2025